NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2019
NET INCOME PER SHARE
NET INCOME PER SHARE

17. NET INCOME PER SHARE

Basic net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period. Diluted net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. For the years ended December 31, 2017, 2018 and 2019, stock options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net income per share were 10,851 shares, 5,785,724 shares and 7,627,967 shares, on a weighted average basis, respectively. For the years ended December 31, 2017, the Pre-IPO Preferred Shares and convertible loans convertible into ordinary shares that were also anti-dilutive and excluded from the calculation of diluted net income per share of the Company were 190,426,133  shares on a weighted average basis.

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands, except for share and per share data)

Basic net income per share calculation:
Numerator:
Net income	240,352	1,977,306	2,294,552
Accretion on Pre-IPO Preferred Shares redemption value	(82,117)	—	—
Income allocation to participating Pre-IPO Preferred Shares	(132,241)	—	—
Net income attributable to ordinary shareholders for calculating basic net income per share	25,994	1,977,306	2,294,552
Denominator:
Weighted average number of ordinary shares outstanding—basic	113,620,774	337,883,964	355,625,970
Net income per share attributable to ordinary shareholders—basic	0.23	5.85	6.45

Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	25,994	1,977,306	2,294,552
Interest expense associated with convertible notes reversed	—	—	14,261
Net income attributable to ordinary shareholders for calculating diluted net income per share	25,994	1,977,306	2,308,813
Denominator:
Weighted average number of ordinary shares outstanding—basic	113,620,774	337,883,964	355,625,970
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	27,231,627	24,875,327	6,470,848
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	—	3,270	1,170,713
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	—	—	12,563,600
Weighted average number of ordinary shares outstanding—diluted	140,852,401	362,762,561	375,831,131
Net income per share attributable to ordinary shareholders—diluted	0.18	5.45	6.14